Segment information - Summary of Revenues by Segment and Business Model (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenue	[1]	$ 322,843	$ 131,334	$ 524,876
Argentina [member]
Segment Reporting Information [Line Items]
Revenue		44,789	16,112	98,946
Brazil [member]
Segment Reporting Information [Line Items]
Revenue		75,630	45,289	159,676
Uruguay [member]
Segment Reporting Information [Line Items]
Revenue		43,434	9,240	131,160
Mexico [member]
Segment Reporting Information [Line Items]
Revenue		94,284	30,801	39,500
Other Countries [member]
Segment Reporting Information [Line Items]
Revenue	[2]	64,706	29,892	95,594
Commissions and Service Fees [Member]
Segment Reporting Information [Line Items]
Revenue		268,274	100,908	426,082
Incentives [Member]
Segment Reporting Information [Line Items]
Revenue		28,658	17,040	72,912
Advertising [Member]
Segment Reporting Information [Line Items]
Revenue		10,235	5,040	15,063
Others [Member]
Segment Reporting Information [Line Items]
Revenue	[3]	7,717	5,358	10,819
Destination Services [Member]
Segment Reporting Information [Line Items]
Revenue		7,959	2,988	0
Prepay/Merchant model [member]
Segment Reporting Information [Line Items]
Revenue		270,891	102,591	407,258
Pay-at-Destination/Agency Model [member]
Segment Reporting Information [Line Items]
Revenue		5,342	1,305	13,130
Others [member]
Segment Reporting Information [Line Items]
Revenue	[4]	$ 46,610	$ 27,438	$ 104,488

[1]	Includes $19,205, $7,066 and $38,760 for related party transactions for the years 2021, 2020 and 2019, respectively. See Note 23.
[2]	Other countries include Chile, Peru, Colombia, Ecuador and others.
[3]	Others includes breakage, loyalty and interest revenue.
[4]	Others includes incentive fees, advertising, breakage, loyalty and interest revenue.